Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 11,548	$ 11,456
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	5,149	4,989
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,323	1,734
United States
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,203	3,718
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 873	$ 1,015